American Century Government Income Trust Summary Prospectus and Prospectus Supplement Inflation-Adjusted Bond Fund
Supplement dated May 15, 2020 ■ Summary Prospectus and Prospectus dated August 1, 2019

The following replaces the Average Annual Total Returns table on page 5 of the summary prospectus and the prospectus:

Average Annual Total Returns For the calendar year ended December 31, 2018	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class Return Before Taxes	-2.51%	1.12%	3.05%	—	02/10/1997
Return After Taxes on Distributions	-3.66%	0.28%	2.11%	—	02/10/1997
Return After Taxes on Distributions and Sale of Fund Shares	-1.48%	0.50%	2.05%	—	02/10/1997
I Class[1] Return Before Taxes	-2.33%	1.21%	3.16%	—	04/10/2017
Y Class[1] Return Before Taxes	-2.23%	1.32%	3.26%	—	04/10/2017
A Class[2] Return Before Taxes	-7.08%	-0.05%	2.33%	—	06/15/1998
C Class[3] Return Before Taxes	-3.49%	0.13%	2.03%	—	03/01/2010
R Class[3] Return Before Taxes	-2.99%	0.63%	2.54%	—	03/01/2010
R5 Class Return Before Taxes	-2.23%	1.33%	3.27%	—	10/01/2002
R6 Class Return Before Taxes	-2.27%	—	—	-0.43%	07/28/2017
G Class Return Before Taxes	-1.98%	—	—	-0.18%	07/28/2017
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (reflects no deduction for fees, expenses or taxes)	-1.26%	1.69%	3.64%
1 Historical performance for the I and Y Classes prior to their inception is based on the performance of R5 Class shares. I and Y Class performance has been adjusted to reflect differences in expenses between classes, if applicable.
2 Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
3 Historical performance for the C and R Classes prior to their inception is based on the performance of Investor Class shares. C and R Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.

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CL-SPL-96248 2005